Risk management and financial instruments - Derivatives with Variable Interest Entities (Details) (Interest Rate Swap, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Primary Beneficiary | Swap 32
Derivative [Line Items]
Outstanding principal	4.0
Derivative, fixed interest rate	2.014%
Variable Interest Entity, Primary Beneficiary | Swap 33
Derivative [Line Items]
Outstanding principal	4.0
Derivative, fixed interest rate	2.014%
Variable Interest Entity, Primary Beneficiary | Swap 34
Derivative [Line Items]
Outstanding principal	215.7
Derivative, fixed interest rate	1.7725%
Maximum | Swap 32
Derivative [Line Items]
Derivative maturity date	Oct. 31, 2018
Maximum | Swap 33
Derivative [Line Items]
Derivative maturity date	Nov. 30, 2018
Maximum | Swap 34
Derivative [Line Items]
Derivative maturity date	Dec. 01, 2018
Minimum | Swap 32
Derivative [Line Items]
Derivative maturity date	Mar. 01, 2014
Minimum | Swap 33
Derivative [Line Items]
Derivative maturity date	Mar. 01, 2014
Minimum | Swap 34
Derivative [Line Items]
Derivative maturity date	Dec. 01, 2013